Cover	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Description of Plan
Note 1. Plan Description
The following description of the West Bancorporation, Inc. Employee Savings and Stock Ownership Plan (the Plan) provides only general information. Participants should refer to the Plan document for a complete description of the Plan's provisions.

General and eligibility: The Plan is a defined contribution plan covering all eligible employees of West Bancorporation, Inc. and its subsidiary, West Bank (collectively, the Company). Employees of the Company are eligible to participate in the Plan on the first day of the quarter following the completion of three months of service and attaining age 21. Employees are entitled to employer contributions, other than discretionary contributions, on the first day of the quarter in which they become eligible to participate. Employees are eligible to participate in any approved discretionary contributions on the first day of the quarter following employment of one year, having completed 1,000 hours of service in the Plan year and attaining age 21. In addition, participants must be actively employed on the last day of the Plan year to receive an approved discretionary contribution. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Contributions and investment options: Contributions from Plan participants and the matching contributions from the employer are recorded in the year in which the employee contributions are withheld from compensation. Each year, participants may contribute up to 100 percent of pre-tax annual compensation as defined by the Plan, subject to qualified limitations. Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans. The Company provides a matching contribution of 100 percent of employee elective deferral contributions, up to six percent of employee compensation. The matching contribution for the year ended December 31, 2025 was $1,043,126. The Company also approved discretionary contributions of four percent of eligible employees' compensation during the year ended December 31, 2025. The discretionary contribution for the year ended December 31, 2025 was $$$670,933. The amounts contributed by the participants and the Company are deposited into one or more of 24 investment options at the participant's discretion. Participants who do not enroll on their own and who do not opt out are automatically enrolled in the Plan once they have met the eligibility requirements. The initial contribution rate for those who are auto-enrolled is six percent of eligible compensation.

Participant accounts: Each participant's account is credited with the participant's contribution, the Company matching contribution, the Company discretionary contribution, if applicable, and an allocation of Plan earnings (losses) less participant specific administrative expenses. Plan earnings (losses) are allocated based upon the participant's account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Vesting: Participants are immediately vested in their contributions and Company matching contributions plus actual earnings (losses) thereon. Discretionary contributions vest based on years of completed service. Vesting begins after two years of service, and continues at a rate of 20 percent each year until the participant is 100 percent vested.

Notes receivable from participants: Participants may borrow from the vested portion of their account a minimum amount of $1,000 up to a maximum of $50,000, reduced by their highest outstanding note receivable balance from the Plan during the preceding 12 months. In no event can a participant borrow more than 50 percent of their vested account balance. Terms range from one to fifteen years. The notes receivable outstanding as of December 31, 2025, are due at varying dates through November of 2040, and bear interest at rates between 5.25 to 10.50 percent, which is commensurate with local prevailing rates as determined by the Plan Administrator. The notes receivable are secured by the balance in the participant's account. Principal and interest are paid ratably through bi-weekly payroll deductions.

Payment of benefits: Participants (or the beneficiary, if the participant is deceased) will be eligible to receive their benefits on the earlier of attaining the age of 59½, retirement, death, disability or termination due to any other reason. If the benefit is less than $7,000, the participant receives the vested benefit in a lump sum amount. If the benefit is greater than $7,000, the participant may elect to receive the benefit as a lump sum or in installment payments.

Forfeited accounts: Forfeitures from nonvested accounts are used to reduce employer contributions or pay administrative expenses. During the year ended December 31, 2025, forfeitures from nonvested account balances reduced employer contributions and paid administrative expenses of approximately $500. There were no forfeited nonvested balances available as of December 31, 2025 and 2024.
Subsequent events: In preparing the Plan's financial statements, Plan management has evaluated all subsequent events and transactions for potential recognition or disclosure through the date of filing these financial statements with the SEC. There were no subsequent events that required recognition or disclosure in the financial statements.